Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable [abstract]
Accounts receivable
	As at 31 December
	2019	2018

Accounts receivable	26,911,837	24,804,671
Notes receivable	5,552,422	4,621,180

	32,464,259	29,425,851

Less: Loss allowance	195,320	146,913

Total	32,268,939	29,278,938

Analysed into:
Accounts receivable
- At amortised cost	25,547,258	24,804,671
- At fair value through other comprehensive income	1,364,579	-

Notes receivable
- At amortised cost	5,552,422	4,621,180

Gross amounts of account receivable denominated in currencies
	As at 31 December
	2019	2018

RMB	29,382,384	26,879,470
S$ (RMB equivalent)	1,077,008	1,016,299
US$ (RMB equivalent)	39,146	6,673
PKR (RMB equivalent)	1,965,721	1,523,409

Total	32,464,259	29,425,851

Movements of loss allowance
	2019	2018
Beginning of the year	(146,913)	(112,086)
Provision	(64,838)	(40,064)
Reversal	16,596	4,728
Write-off	-	607
Currency translation differences	(165)	(98)

End of the year	(195,320)	(146,913)

Ageing analysis of accounts receivable and notes receivable based on the invoice date
	As at 31 December
	2019	2018
Within 1 year	31,566,008	28,379,742
Between 1 to 2 years	696,401	833,358
Between 2 to 3 years	57,667	29,517
Over 3 years	144,183	183,234

Total	32,464,259	29,425,851